Loans Allowance for Loan Losses and Credit Quality (Details 4) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Recorded investment allowance recorded	$ 7,182,881	$ 6,770,197
Unpaid principal balance allowance recorded	8,598,095	7,817,012
Related allowance with an allowance recorded	108,781	104,548
Interest income recognized	329,151	332,081
Average recorded investment allowance recorded	7,080,823	7,243,017
Total Related Allowance
Recorded investment with an allowance recorded	905,358	884,560
Unpaid principal balance with an allowance recorded	954,838	908,101
Related allowance with an allowance recorded	108,781	104,548
Average recorded investment with an allowance recorded	894,678	1,119,213
Interest income recognized with an allowance recorded	73,254	86,687
Total No Related Allowance
Recorded investment with no related allowance recorded	6,277,523	5,885,637
Unpaid principal balance with no related allowance recorded	7,643,257	6,908,911
Interest income recognized with no related allowance recorded	255,897	245,394
Average recorded investment with no related allowance recorded	6,186,145	6,123,804
Commercial and industrial [Member]
Recorded investment with an allowance recorded		0
Unpaid principal balance with an allowance recorded		0
Related allowance with an allowance recorded		0
Recorded investment with no related allowance recorded	414,266	420,933
Unpaid principal balance with no related allowance recorded	471,405	445,509
Average recorded investment with an allowance recorded		32,466
Interest income recognized with an allowance recorded		0
Interest income recognized with no related allowance recorded	6,396	6,396
Average recorded investment with no related allowance recorded	397,136	307,208
Residential real estate - Jr lien [Member]
Recorded investment with an allowance recorded	4,777	6,121
Unpaid principal balance with an allowance recorded	4,775	6,101
Related allowance with an allowance recorded	307	712
Recorded investment with no related allowance recorded	130,279	149,972
Unpaid principal balance with no related allowance recorded	169,720	157,754
Average recorded investment with an allowance recorded	5,416	6,869
Interest income recognized with an allowance recorded	541	648
Interest income recognized with no related allowance recorded	4,524	4,524
Average recorded investment with no related allowance recorded	163,750	224,938
Commercial Real Estate [Member]
Recorded investment with an allowance recorded		0
Unpaid principal balance with an allowance recorded		0
Related allowance with an allowance recorded		0
Recorded investment with no related allowance recorded	1,944,013	1,699,772
Unpaid principal balance with no related allowance recorded	2,394,284	2,031,764
Average recorded investment with an allowance recorded		97,720
Interest income recognized with an allowance recorded		0
Interest income recognized with no related allowance recorded	14,139	21,591
Average recorded investment with no related allowance recorded	1,746,430	1,812,836
Residential real estate - 1st lien [Member]
Recorded investment with an allowance recorded	900,581	878,439
Unpaid principal balance with an allowance recorded	950,063	902,000
Related allowance with an allowance recorded	108,474	103,836
Recorded investment with no related allowance recorded	3,788,965	3,614,960
Unpaid principal balance with no related allowance recorded	4,607,848	4,273,884
Average recorded investment with an allowance recorded	889,262	982,158
Interest income recognized with an allowance recorded	72,713	86,039
Interest income recognized with no related allowance recorded	230,838	212,883
Average recorded investment with no related allowance recorded	$ 3,878,829	$ 3,778,822